Investments in Joint Ventures and Associates - Summary of Individually Immaterial Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Profit for the year	£ 590	£ 408	£ (2,335)
Total comprehensive (expense)/income	£ 714	253	(1,645)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit for the year		(3)	7
Total comprehensive (expense)/income		£ (3)	£ 7